SECURITIES AVAILABLE FOR SALE (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013
Summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses
Proceeds from sales and calls	$ 10,156	$ 2,601	$ 76
Gross gains on sales	73
Gross (losses) on sales and calls			(1)
Amortized Cost
Due in one year or less	3,140
Due after one year through five years	21,433
Due after five years through ten years	9,893
Due after ten years	2,516
Subtotal	36,982
US Agencies - MBS	7,078
Total amortized cost	44,060
Estimated Fair Value
Due in one year or less	3,166
Due after one year through five years	21,535
Due after five years through ten years	9,771
Due after ten years	2,557
Subtotal	37,029
US Agencies - MBS	7,359
Estimated Fair Value	$ 44,388	$ 43,799		$ 47,374	$ 47,307